Revenue Recognition and Contracts with Customers - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Contract With Customer Asset And Liability [Line Items]
Contract with Customer, Asset, Explanation of Change	$ 76,667
Contract with Customer, Liability, Explanation of Change	12,641
Contract with Customer, Liability, Revenue Recognized	89,012
Contract with Customer, Asset, Net, Noncurrent	22,662	$ 34,185
Contract with Customer, Liability, Noncurrent	91,265	156,332
Revenue Benchmark [Member]
Contract With Customer Asset And Liability [Line Items]
Revenue recognized due to changes in estimates associated with performance obligations	12,011	$ 7,944
Nashville Manufacturing Operations [Member]
Contract With Customer Asset And Liability [Line Items]
Contract with Customer, Asset, Explanation of Change	$ 39,753